CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 11,549	$ 7,513
Bank deposits	4,012	10,012
Marketable securities	14,912	20,471
Accounts receivables	6,059	377
Prepaid expenses and other current assets	1,750	2,794
TOTAL CURRENT ASSETS	38,282	41,167
NON-CURRENT ASSETS:
Restricted long-term deposits and cash equivalents	1,273	1,284
Property and equipment, net	305	434
Operating lease right-of-use assets	1,507	1,721
Other long-term assets	34	55
Funds in respect of employee rights upon retirement	604	626
TOTAL NON-CURRENT ASSETS	3,723	4,120
TOTAL ASSETS	42,005	45,287
CURRENT LIABILITIES:
Accounts payable	679	154
Other accounts payable	4,147	3,921
Current maturities of operating leases	376	447
TOTAL CURRENT LIABILITIES	5,202	4,522
LONG-TERM LIABILITIES
Operating leases liabilities	1,018	1,206
Liability for employee rights upon retirement	883	915
TOTAL LONG-TERM LIABILITIES	1,901	2,121
TOTAL LIABILITIES	7,103	6,643
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.1 par value – authorized: 50,000,000 as of December 31, 2023 and June 30, 2024; issued and outstanding: 27,857,620 as of December 31, 2023 and June 30, 2024.	774	774
Additional paid-in capital	258,799	258,173
Accumulated deficit	(224,671)	(220,303)
TOTAL SHAREHOLDERS' EQUITY	34,902	38,644
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 42,005	$ 45,287